Restricted financial assets (Narrative) (Detail) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Restricted Financial Assets [Line Items]
Liabilities against Swiss central mortgage institutions and US Federal Home Loan Banks, and for existing covered bond issuances	$ 53.1	$ 48.4